Operating Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Jan. 01, 2022 USD ($)
Leases [Abstract]
2022	$ 6,972
2023	6,225
2024	5,285
2025	4,882
2026	4,128
Thereafter	19,901
Total	$ 47,393